Leasing Arrangements - Additional Information (Detail) $ in Billions	1 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Leases	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Operating Leases [Line Items]
Number of years remaining on current lease agreements high end of range		23 years
Accumulated deferred taxes arising from leveraged leases		$ 0.8	$ 0.9
Rent expense under operating leases		3.2	$ 2.7	$ 2.6
Tower Monetization Transaction
Schedule of Operating Leases [Line Items]
Number of towers subject to failed sale-leaseback | Leases	11,300
Cash proceeds from failed sale-leaseback	$ 5.0
Minimum years of sublease capacity on towers	10 years
Lease payment		0.2
Financing obligation payments		2.6
Towers in plant property and equipment net		$ 0.5